OTHER NON-CURRENT ASSETS - THIRD PARTIES (Details) - Nonrelated Party - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Deductible VAT	$ 64,163	$ 54,951
Prepayments for purchases of property, equipment and software	3,654	8,899
Deposits for long-term operating leases	2,364	2,557
Others	648	602
Total	$ 70,829	$ 67,009